Pension and Other Retiree Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Retiree Benefits
Pension and Other Retiree Benefits

We have a number of pension plans, principally in the U.K. and the U.S. The plans provide for payment of retirement benefits, mainly commencing between the ages of 60 and 65, and also for payment of certain disability and severance benefits. After meeting certain qualifications, an employee acquires a vested right to future benefits. The benefits payable under the plans are generally determined on the basis of an employee’s length of service and earnings. Cash contributions to the plans are made as necessary to ensure legal funding requirements are satisfied.

The Company provides post-retirement health care and life insurance benefits to certain employees and retirees in the U.S. and certain employee groups outside of the U.S. These benefit plans for ACCO Brands legacy employees have been frozen to new participants. Many employees and retirees outside of the U.S. are covered by government health care programs.

On January 20, 2009, the Company’s Board of Directors approved plan amendments to temporarily freeze our ACCO Brands legacy U.S. pension and non-qualified supplemental retirement plans effective March 7, 2009. No additional benefits will accrue under these plans after that date until further action by the Board of Directors. On September 30, 2012 our U.K. pension plan was frozen.

The Merger with Mead C&OP has added additional pension and post-retirement plans in the U.S. and Canada. In the U.S. we have added a pension plan for certain bargained hourly employees of Mead C&OP. In Canada we have assumed the Mead C&OP pension and post-retirement plans for its Canadian employees.

The following table sets forth our defined benefit pension plans and other post-retirement benefit plans funded status and the amounts recognized in our consolidated balance sheets:

	Pension Benefits				Post-retirement
	U.S.		International
(in millions of dollars)	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation (PBO)
Projected benefit obligation at beginning of year	$171.9	$162.5	$284.6	$268.3	$13.4	$13.3
Service cost	1.2	—	2.1	2.1	0.2	0.2
Interest cost	8.4	8.6	14.3	14.7	0.6	0.6
Actuarial loss	19.9	9.5	30.7	14.2	0.1	—
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Curtailment gain	—	—	—	(0.6)	—	—
Foreign exchange rate changes	—	—	13.6	(2.0)	0.2	—
Other items	0.7	—	(0.4)	—	—	—
Mead C&OP acquisition	1.8	—	28.5	—	2.1	—
Projected benefit obligation at end of year	191.7	171.9	361.0	284.6	16.0	13.4
Change in plan assets
Fair value of plan assets at beginning of year	119.1	124.8	242.7	242.3	—	—
Actual return on plan assets	19.8	(3.2)	35.5	7.0	—	—
Employer contributions	8.7	6.2	9.9	6.6	0.6	0.7
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Foreign exchange rate changes	—	—	11.8	(1.1)	—	—
Mead C&OP acquisition	—	—	24.4	—	—	—
Fair value of plan assets at end of year	135.4	119.1	311.9	242.7	—	—
Funded status (Fair value of plan assets less PBO)	$(56.3)	$(52.8)	$(49.1)	$(41.9)	$(16.0)	$(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	$—	$0.2	$0.5	$0.6	$1.1	$1.2
Accrued benefit liability(1)	56.3	52.6	48.6	41.3	14.9	12.2
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4	—	(0.2)	0.4	—	—
Unrecognized actuarial loss (gain)	57.8	56.1	74.2	62.2	(1.1)	(2.6)

(1)
Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.

Of the amounts included within accumulated other comprehensive income (loss), we expect to recognize the following pre-tax amounts as components of net periodic benefit cost during 2013:

	Pension Benefits		Post-retirement
(in millions of dollars)	U.S.	International
Prior service cost	$0.1	$—	$—
Actuarial loss (gain)	9.6	2.5	(0.7)
	$9.7	$2.5	$(0.7)

All of our plans have projected benefit obligations in excess of plan assets.

The accumulated benefit obligation for all defined benefit pension plans was $536.2 million and $443.6 million at December 31, 2012 and 2011, respectively.

The following table sets out information for pension plans with an accumulated benefit obligation in excess of plan assets:

	U.S.		International
(in millions of dollars)	2012	2011	2012	2011
Projected benefit obligation	$191.7	$171.9	$349.6	$272.8
Accumulated benefit obligation	189.8	171.9	335.3	260.2
Fair value of plan assets	135.4	119.1	300.6	230.9

The components of net periodic benefit cost for pension and post-retirement plans for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$1.2	$—	$—	$2.1	$2.1	$2.3	$0.2	$0.2	$0.2
Interest cost	8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets	(10.4)	(10.7)	(10.4)	(16.2)	(16.0)	(15.1)	—	—	—
Amortization of prior service cost	—	—	—	0.4	0.2	0.1	—	—	—
Amortization of net loss (gain)	6.2	4.3	3.0	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment	—	—	—	—	(0.2)	—	—	—	—
Settlement loss	0.7	—	—	—	—	—	—	—	—
Net periodic benefit cost	$6.1	$2.2	$1.5	$2.8	$4.7	$6.7	$(0.8)	$0.2	$—

During the second quarter of 2012, due to of the Merger, we settled the Amended and Restated ACCO Brands Corporation Supplemental Retirement Plan (the "SRP"), which resulted in a settlement charge of $0.7 million. The SRP provided that the accrued vested benefit of each participant be paid in an actuarial equivalent lump sum upon the occurrence of a change of control (as defined in the SRP).

During the first quarter of 2012, we changed the amortization of our net loss included in accumulated other comprehensive income (loss) for our U.K. pension plan from the average remaining service period of active employees expected to receive benefits under the plan to the average remaining life expectancy of the inactive participants. This change was the result of decreases in plan participation resulting in substantially all of the participants now being inactive. This change reduced the net periodic benefit cost by approximately $3.3 million for the year ended December 31, 2012.
Other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) during the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Current year actuarial loss (gain)	$9.6	$23.5	$(0.2)	$11.4	$22.8	$(4.2)	$0.1	$—	$—
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3.0)	(2.2)	(3.9)	(4.8)	1.6	0.6	0.9
Current year prior service cost (income)	0.8	—	—	(0.3)	—	—	—	—	—
Amortization of prior service cost	—	—	—	(0.4)	(0.2)	(0.1)	—	—	—
Exchange rate adjustment	—	—	—	4.1	(1.0)	(3.2)	(0.1)	—	0.1
Total recognized in other comprehensive income (loss)	$4.2	$19.2	$(3.2)	$12.6	$17.7	$(12.3)	$1.6	$0.6	$1.0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$10.3	$21.4	$(1.7)	$15.4	$22.4	$(5.6)	$0.8	$0.8	$1.0

Assumptions
Weighted average assumptions used to determine benefit obligations for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	5.0%	5.5%	4.3%	4.7%	5.4%	4.0%	4.5%	5.0%
Rate of compensation increase	N/A	N/A	N/A	4.0%	3.6%	4.4%	—	—	—
Weighted average assumptions used to determine net cost for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	5.0%	5.5%	5.9%	4.7%	5.4%	5.8%	4.5%	5.0%	5.9%
Expected long-term rate of return	8.2%	8.2%	8.2%	6.2%	6.4%	6.8%	—	—	—
Rate of compensation increase	N/A	N/A	N/A	3.6%	4.4%	4.5%	—	—	—
Weighted average health care cost trend rates used to determine post-retirement benefit obligations and net cost as of December 31, 2012, 2011, and 2010 were as follows:

	Post-retirement Benefits
	2012	2011	2010
Health care cost trend rate assumed for next year	7%	7%	8%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5%	5%	5%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
(in millions of dollars)	Point Increase	Point Decrease
Increase (decrease) on total of service and interest cost	$0.1	$(0.2)
Increase (decrease) on post-retirement benefit obligation	1.6	(1.4)

Plan Assets
The investment strategy for the Company is to optimize investment returns through a diversified portfolio of investments, taking into consideration underlying plan liabilities and asset volatility. Each plan has a different target asset allocation, which is reviewed periodically and is based on the underlying liability structure. The target asset allocation for our U.S. plan is 65% in equity securities, 20% in fixed income securities and 15% in alternative assets. The target asset allocation for non-U.S. plans is set by the local plan trustees.

Our pension plan weighted average asset allocations as of December 31, 2012 and 2011 were as follows:

	2012		2011
	U.S.	International	U.S.	International
Asset category
Equity securities	64%	47%	63%	48%
Fixed income	30	39	32	42
Real estate	—	4	—	4
Other(1)	6	10	5	6
Total	100%	100%	100%	100%

(1)	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.

U.S. Pension Plan Assets

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Common stocks	$8.1	$—	$—	$8.1
Mutual funds	79.1	—	—	79.1
Common collective trust funds	—	8.0	—	8.0
Government debt securities	—	4.4	—	4.4
Corporate debt securities	—	11.2	—	11.2
Asset-backed securities	—	8.6	—	8.6
Multi-strategy hedge funds	—	6.2	—	6.2
Government mortgage-backed securities	—	4.2	—	4.2
Collateralized mortgage obligations, mortgage backed securities, and other	—	5.6	—	5.6
Total	$87.2	$48.2	$—	$135.4

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Common stocks	$6.9	$—	$—	$6.9
Mutual funds	68.3	—	—	68.3
Government debt securities	—	10.9	—	10.9
Corporate debt securities	—	8.0	—	8.0
Asset-backed securities	—	7.8	—	7.8
Multi-strategy hedge funds	—	5.4	—	5.4
Government mortgage-backed securities	—	4.0	—	4.0
Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities	—	7.8	—	7.8
Total	$75.2	$43.9	$—	$119.1

Mutual funds and common stocks: The fair values of mutual fund and common stock fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Debt securities: Fixed income securities, such as corporate and government bonds, collateralized mortgage obligations, asset-backed securities, and other debt securities are valued using quotes from independent pricing vendors based on recent trading activity and other relevant information, including market interest rate curves, referenced credit spreads, and estimated prepayment rates, where applicable (level 2 inputs).

Multi-strategy hedge funds: The fair values of participation units held in multi-strategy hedge funds are based on their net asset values, as reported by the managers of the funds and are based on the daily closing prices of the underlying investments (level 2 inputs).

Common collective trusts: The fair values of participation units held in common collective trusts are based on their net asset values, as reported by the managers of the common collective trusts and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date (level 2 inputs).

International Pension Plans Assets

Fair value measurements of our international pension plans assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Cash and cash equivalents	$4.3	$—	$—	$4.3
Equity securities	130.5	15.8	—	146.3
Corporate debt securities	—	103.6	—	103.6
Multi-strategy hedge funds	—	15.0	—	15.0
Insurance contracts	—	12.2	—	12.2
Other debt securities	—	10.3	—	10.3
Real estate	—	9.9	1.0	10.9
Government debt securities	—	9.3	—	9.3
Total	$134.8	$176.1	$1.0	$311.9

Fair value measurements of our international pension plans assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Cash and cash equivalents	$3.2	$—	$—	$3.2
Equity securities	116.6	—	—	116.6
Corporate debt securities	—	82.6	—	82.6
Real estate	—	10.0	—	10.0
Insurance contracts	—	9.7	—	9.7
Other debt securities	—	9.7	—	9.7
Government debt securities	—	9.0	—	9.0
Multi-strategy hedge funds	—	1.9	—	1.9
Total	$119.8	$122.9	$—	$242.7

Equity securities: The fair values of equity securities are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Debt securities: Fixed income securities, such as corporate and government bonds and other debt securities consisting of index linked securities. These debt securities are valued using quotes from independent pricing vendors based on recent trading activity and other relevant information, including market interest rate curves, referenced credit spreads, and estimated prepayment rates, where applicable (level 2 inputs).

Real estate: Real estate, exclusive of the Canadian plan, consists of managed real estate investment trust securities (level 2 inputs). Real estate in the Canadian plan was acquired in the Merger of Mead C&OP and the properties are appraised by a third party on an annual basis (level 3 inputs). There have been no substantial purchases or gain/losses since the Merger.

Insurance contracts: Valued at contributions made, plus earnings, less participant withdrawals and administrative expenses, which approximate fair value (level 2 inputs).

Multi-strategy hedge funds: The fair values of participation units held in multi-strategy hedge funds are based on their net asset values, as reported by the managers of the funds and are based on the daily closing prices of the underlying investments (level 2 inputs).

Cash Contributions

We contributed $19.2 million to our defined benefit plans in 2012, including $3.3 million for the settlement of the SRP.

We expect to contribute $14.3 million to our defined benefit plans in 2013.

The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension	Post-retirement
(in millions of dollars)	Benefits	Benefits
2013	$21.5	$1.1
2014	$22.3	$1.2
2015	$22.7	$1.1
2016	$23.3	$1.1
2017	$24.0	$1.1
Years 2018 — 2022	$125.8	$4.9

We also sponsor a number of defined contribution plans. Contributions are determined under various formulas. Costs related to such plans amounted to $8.0 million, $6.6 million and $6.1 million for the years ended December 31, 2012, 2011, and 2010, respectively. The $1.4 million increase in defined contribution plan costs in 2012 compared to 2011 was due to the Merger with Mead C&OP.